Condensed interim consolidated statements of loss and comprehensive loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Profit or loss [abstract]
Revenue (Note 12)	$ 11,734	$ 9,814	$ 49,468	$ 42,234
Cost of sales (Note 13)	(12,809)	(7,694)	(37,943)	(30,357)
Depletion and amortization (Note 7)	(2,443)	(1,715)	(7,044)	(5,795)
Care, maintenance and restructuring costs	(129)	(136)	(990)	(589)
Corporate general and administrative expenses (Note 14)	(1,659)	(1,515)	(5,227)	(4,777)
Exploration costs	(539)	(1,307)	(2,528)	(1,915)
Accretion on decommissioning provision	(48)	(45)	(144)	(134)
Interest and financing income (expense)	(234)	19	(746)	(594)
Foreign exchange loss	(87)	(181)	(271)	(72)
Gain on disposal of assets (Note 7)	15		870
Gain on forward contracts (Note 16)	254		857
Gain (loss) on investment in equity instruments		(3)		8
Write-down of equipment (Note 7)	(65)		(65)
Contingency on value added taxes (Note 18)			(125)
Loss before income taxes	(6,010)	(2,763)	(3,888)	(1,991)
Income tax recovery (expense) (Note 15)	219	(9)	10	(116)
Net loss	(5,791)	(2,772)	(3,878)	(2,107)
Items that may be reclassified subsequently to net income
Foreign currency translation reserve	3	(49)	174	(259)
Change in fair value of investment in equity instruments		(38)		(182)
Other comprehensive income (loss)	3	(87)	174	(441)
Comprehensive loss	$ (5,788)	$ (2,859)	$ (3,704)	$ (2,548)
Loss per share
Basic and diluted	$ (0.13)	$ (0.07)	$ (0.09)	$ (0.05)
Weighted average number of common shares outstanding
Basic and diluted (Note 11)	43,019,794	40,137,013	42,424,147	39,862,124